Assets Held For Sale and Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Abstract]
Results of Discontinued Operations

The following table presents the results of discontinued operations, including asset sales:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Revenues
Gross Sales	(1)	386	15	760
Less: Royalties	2	50	1	100
	(3)	336	14	660
Expenses
Transportation and Blending	-	54	1	105
Operating	(32)	115	(27)	225
Production and Mineral Taxes	2	5	1	10
(Gain) Loss on Risk Management	-	3	-	16
Operating Margin	27	159	39	304
Depreciation, Depletion and Amortization	-	69	-	190
Exploration Expense	-	(1)	-	2
Finance Costs	-	12	-	33
Earnings (Loss) From Discontinued Operations Before Income Tax	27	79	39	79
Current Tax Expense (Recovery)	-	17	-	22
Deferred Tax Expense (Recovery)	7	3	10	(2)
After-tax Earnings (Loss) From Discontinued Operations	20	59	29	59
After-tax Gain (Loss) on Discontinuance (1)	(28)	-	223	-
Net Earnings (Loss) From Discontinued Operations	(8)	59	252	59
(1)	Net of deferred tax recovery of $10 million in the three months ended June 30, 2018 and net of deferred tax expense of $83 million in the six months ended June 30, 2018.

Summary of Cash Flows from Discontinued Operations

Cash flows from discontinued operations reported in the Consolidated Statement of Cash Flows are:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Cash From (Used in) Operating Activities	27	137	38	270
Cash From (Used in) Investing Activities	(37)	(50)	414	(138)
Net Cash Flow	(10)	87	452	132

Summary of Assets and Liabilities Held for Sale

As at June 30, 2018, the assets and liabilities held for sale related to non-core Deep Basin assets primarily in the East Clearwater area.

As at June 30, 2018	E&E Assets	PP&E	Decommissioning Liabilities
Deep Basin	47	432	151